UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5931

        Nuveen New York Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
	December 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.3% (0.2% of Total Investments)
$ 685	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	Baa3	$620,268
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35

	Consumer Staples – 2.5% (1.7% of Total Investments)
615	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	604,367
	5.250%, 6/01/25
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	1,007,520
	5.750%, 6/01/33
570	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	553,823
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,855	4.750%, 6/01/22	6/16 at 100.00	BBB	2,783,596
930	5.000%, 6/01/26	6/16 at 100.00	BBB	899,636

5,970	Total Consumer Staples			5,848,942

	Education and Civic Organizations – 20.4% (13.4% of Total Investments)
655	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	611,685
	2007A, 5.000%, 7/01/31
275	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	241,203
	Schools, Series 2007A, 5.000%, 4/01/37
1,285	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	9/08 at 101.00	BBB–	1,301,923
	University, Series 1998B, 5.000%, 9/15/13
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	87,322
	University, Series 2006, 5.000%, 5/01/23
1,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	AAA	1,090,250
	System, Series 1993B, 6.000%, 7/01/14 – FSA Insured
2,815	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	2,687,509
	2007A, 5.000%, 7/01/41 – RAAI Insured
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AAA	2,413,599
	Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured
730	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	828,163
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
230	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	242,544
	Series 2000, 5.375%, 7/01/20 – FSA Insured
8,345	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/09 at 101.00	AA	8,645,501
	Series 1999, 6.250%, 7/01/29 – RAAI Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999:
1,250	6.000%, 7/01/20 – RAAI Insured	7/09 at 102.00	AA	1,302,238
1,000	6.000%, 7/01/24 – RAAI Insured	7/09 at 102.00	AA	1,041,790
3,810	6.000%, 7/01/28 – RAAI Insured	7/09 at 102.00	AA	3,969,220
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA–	2,856,725
	Facilities, Series 1993A, 5.875%, 5/15/17
	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue
	Bonds, City University System, Series 1998-2:
1,490	5.000%, 7/01/17 – FSA Insured	7/08 at 101.00	AAA	1,518,757
475	5.000%, 7/01/18 – FSA Insured	7/08 at 101.00	AAA	483,607
2,800	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	A3	2,580,144
	College Project, Series 2007-A2, 4.500%, 8/01/36
635	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	625,577
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John
	Fisher College, Series 1999:
1,000	5.375%, 6/01/17 – RAAI Insured	6/09 at 102.00	AA	1,024,590
2,365	5.375%, 6/01/24 – RAAI Insured	6/09 at 102.00	AA	2,395,390
580	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	568,220
	Francis College, Series 2004, 5.000%, 10/01/34
850	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	869,729
	Greater New York, Series 2002, 5.250%, 8/01/21
1,205	New York City Industrial Development Agency, New York, PILOT Revenue Bonds Yankee Stadium	9/16 at 100.00	AAA	1,281,361
	Project, Residual Series 07-1032, 6.970%, 3/01/39 – FGIC Insured (IF)
2,800	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	2,788,296
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
300	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Pilots,	9/16 at 100.00	AAA	323,820
	Trust 2148, 7.652%, 3/01/36 – MBIA Insured (IF)
5,000	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aaa	5,224,950
	7/01/32 – AMBAC Insured
420	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	402,074
	College, Series 2007, 5.000%, 10/01/27

46,025	Total Education and Civic Organizations			47,406,187

	Financials – 1.3% (0.8% of Total Investments)
1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	AA–	1,058,210
	2005, 5.250%, 10/01/35
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	AA–	1,924,353
	2007, 5.500%, 10/01/37

2,740	Total Financials			2,982,563

	Health Care – 19.5% (12.8% of Total Investments)
50	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	50,190
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	2/08 at 102.00	AA	898,841
	James Mercy Hospital, Series 1998, 5.250%, 2/01/18
1,235	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,271,680
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,779,866
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
4,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	4,561,200
	Hospital, Series 2005, 4.900%, 8/15/31
3,750	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	3,922,350
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	8,299,438
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba2	1,175,292
	Group, Series 2001, 5.500%, 7/01/30
5,600	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	5,773,992
	Center, Series 2006-1, 5.000%, 7/01/35
3,400	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1	3,543,242
	Group, Series 2000A, 6.500%, 7/01/25
2,925	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	3,196,733
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	1,758,276
	Obligated Group, Series 2005A, 5.000%, 11/01/34
1,250	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	1,274,613
	Hospital, Series 2003B, 5.500%, 7/01/23
900	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	902,322
	Hospital Association, Series 2003A, 5.500%, 7/01/32
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
710	5.250%, 2/01/27	No Opt. Call	BBB–	680,656
625	5.500%, 2/01/32	No Opt. Call	BBB–	604,338
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	1,062,570
1,250	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	1,328,213
735	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	B2	736,566
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
735	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	739,638
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
635	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	5/17 at 100.00	A3	622,687
	2007A, 5.000%, 5/01/32
1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	1,117,479
	Series 2001A, 7.125%, 7/01/31

43,980	Total Health Care			45,300,182

	Housing/Multifamily – 6.1% (4.0% of Total Investments)
4,530	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AAA	4,706,444
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,610	5.500%, 11/01/31	5/11 at 101.00	AA	1,651,924
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,051,180
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	923,049
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	453,497
1,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	1,546,710
	Series 2004A, 5.250%, 11/01/30
1,160	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	1,151,950
	Series 2005F-1, 4.750%, 11/01/35
690	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	673,978
	11/01/38 (Alternative Minimum Tax)
1,100	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/09 at 101.00	Aa1	1,124,805
	Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)

13,950	Total Housing/Multifamily			14,283,537

	Housing/Single Family – 5.6% (3.7% of Total Investments)
835	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	812,205
	10/01/37 (Alternative Minimum Tax)
2,295	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	2,162,969
	(Alternative Minimum Tax)
880	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	876,894
	10/01/32 (Alternative Minimum Tax)
1,250	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%, 10/01/17	9/08 at 101.00	Aa1	1,267,625
	(Alternative Minimum Tax)
325	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	339,927
	(Alternative Minimum Tax)
5,995	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 97, 5.500%, 4/01/31	4/11 at 100.00	Aa1	6,044,938
	(Alternative Minimum Tax)
1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	1,629,340
	(Alternative Minimum Tax)

13,240	Total Housing/Single Family			13,133,898

	Long-Term Care – 6.4% (4.2% of Total Investments)
2,805	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/08 at 101.00	AA	2,866,065
	Hebrew Home for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37
1,100	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	1,157,299
	Westchester Project, Series 2006, 5.200%, 2/15/41
645	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	654,017
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
1,375	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home	7/10 at 102.00	BBB–	1,400,218
	Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	CCC	43,607
425	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	CCC	356,375
1,350	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	1,396,305
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
550	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Hospital and	2/08 at 100.00	AA+	551,771
	Nursing Home Revenue Bonds, Series 1995C, 6.100%, 8/15/15
2,755	Oswego County Industrial Development Agency, New York, FHA-Insured Mortgage Assisted Civic	2/09 at 101.00	AAA	2,827,870
	Facility Revenue Bonds, Bishop Commons Inc., Series 1999A, 5.375%, 2/01/49
3,560	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest	2/08 at 102.00	AAA	3,637,252
	Residential Healthcare Facility, Series 1997A, 5.600%, 8/01/17

14,615	Total Long-Term Care			14,890,779

	Materials – 0.2% (0.2% of Total Investments)
575	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	557,261
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)

	Tax Obligation/General – 11.4% (7.5% of Total Investments)
1,800	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	1,967,328
2,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 –	11/14 at 100.00	AAA	2,683,125
	FSA Insured
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AAA	3,201,960
	XLCA Insured
6,400	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	6,606,080
10,000	New York City, New York, General Obligation Bonds, Series D, 5.125%, 12/01/26	12/17 at 100.00	AA	10,442,298
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
200	5.375%, 4/15/18 – MBIA Insured	4/09 at 102.00	AAA	209,032
200	5.375%, 4/15/19 – MBIA Insured	4/09 at 102.00	AAA	209,032
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
750	5.250%, 7/01/23	1/08 at 100.00	A3	750,848
500	5.250%, 7/01/24	1/08 at 100.00	A3	500,565

25,350	Total Tax Obligation/General			26,570,268

	Tax Obligation/Limited – 33.5% (22.1% of Total Investments)
2,400	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	2,520,576
250	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AAA	259,253
	2005A, 5.000%, 7/01/25 – CIFG Insured
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
10	5.875%, 2/15/18 – FSA Insured	8/10 at 100.00	AAA	10,599
10	5.875%, 2/15/19 – FSA Insured	8/10 at 100.00	AAA	10,599
15	5.875%, 8/15/19 – FSA Insured	8/10 at 100.00	AAA	15,898
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of
	Cooperative Educational Services, Series 2001A:
1,265	5.250%, 8/15/17 – FSA Insured	8/11 at 100.00	AAA	1,343,632
1,385	5.250%, 8/15/18 – FSA Insured	8/11 at 100.00	AAA	1,464,070
955	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	982,896
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,043,440
	Improvements, Series 2005D1, 5.000%, 8/15/23 – FGIC Insured
690	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	731,276
	2005F, 5.000%, 3/15/21 – FSA Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
5,000	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	5,305,750
2,500	5.000%, 11/15/30	11/12 at 100.00	AA	2,555,650
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,175	5.750%, 7/01/18	No Opt. Call	AA–	2,517,954
2,000	5.125%, 1/01/29	7/12 at 100.00	AA–	2,060,260
1,300	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AAA	1,336,075
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	1,640,285
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,670	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	2,803,714
2,125	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	2,226,299
1,520	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,584,250
3,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	3,238,601
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
2,665	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	2,794,279
	Series 2003E, 5.000%, 2/01/23
3,640	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	3,849,846
	Series 2007C-1, 5.000%, 11/01/27
1,800	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AAA	1,844,028
	5.000%, 11/15/44 – AMBAC Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,046,300
	2003A, 5.000%, 3/15/21
2,030	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	2,104,034
	Development and Housing, Series 2006A, 5.000%, 3/15/36
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2005B:
5,600	5.500%, 4/01/20 – AMBAC Insured (UB)	No Opt. Call	AAA	6,433,224
1,000	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	1,064,160
2,800	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	2,944,312
	5.000%, 4/01/27
6,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A,	3/12 at 100.00	AAA	6,852,170
	5.125%, 3/15/21
6,700	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AAA	7,135,900
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	3,210,330
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
3,595	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA–	3,811,239
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
1,300	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,352,936
	2005B, 5.000%, 3/15/30 – FSA Insured

73,680	Total Tax Obligation/Limited			78,093,835

	Transportation – 10.8% (7.1% of Total Investments)
955	Albany Parking Authority, New York, Revenue Bonds, Series 2001B, 5.250%, 10/15/12	10/11 at 101.00	BBB+	1,007,258
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	AAA	1,640,415
	5.000%, 11/15/15 – FGIC Insured
1,900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	BB+	1,587,317
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,430	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	1,482,524
	AMBAC Insured
1,100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	1,147,839
	FSA Insured
1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	1,026,540
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,300	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	2,396,416
1,080	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	1,123,146
1,025	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	1,176,444
	Bonds, RITES Trust 1516, 7.411%, 8/15/32 – FSA Insured (IF)
2,040	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/08 at 100.00	CCC+	1,923,822
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
2,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	Aa2	2,081,140
	5.000%, 1/01/19
5,750	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	6,024,793
	Series 2002B, 5.000%, 11/15/21
2,400	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	AAA	2,561,040
	Refunding Bonds, Series 2002E, 5.250%, 11/15/22 – MBIA Insured

24,480	Total Transportation			25,178,694

	U.S. Guaranteed – 18.6% (12.2% of Total Investments) (4)
1,500	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	12/09 at 101.00	AA (4)	1,620,330
	1999A, 6.750%, 12/01/29 (Pre-refunded 12/01/09) – RAAI Insured
1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	AAA	1,683,081
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
25	5.875%, 2/15/18 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa	26,769
155	5.875%, 2/15/18 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	165,969
20	5.875%, 2/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa	21,415
155	5.875%, 2/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	165,969
25	5.875%, 8/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa	26,769
180	5.875%, 8/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	192,739
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	7/12 at 100.00	AAA	1,092,020
	2002B, 5.375%, 7/01/19 (Pre-refunded 7/01/12)
350	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	372,733
	Series 2000, 5.375%, 7/01/20 (Pre-refunded 7/01/10) – FSA Insured
815	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	880,322
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	5,355,900
	4.500%, 4/01/18 (Pre-refunded 10/01/15) – FGIC Insured
	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed
	Bonds, Series 2000:
400	6.000%, 6/01/15 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	430,752
595	6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	632,122
2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	AAA	2,657,400
	Series 1999A, 6.500%, 7/15/27 (Pre-refunded 7/15/09)
1,150	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (4)	1,266,357
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/09 at 101.00	AAA	1,050,740
	Natural History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/09) – AMBAC Insured
2,950	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/13 at 100.00	AAA	3,196,886
	2003B, 5.000%, 3/15/22 (Pre-refunded 3/15/13)
2,860	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/12 at 100.00	AAA	3,104,559
	Facilities and Equipment, Series 2002A, 5.375%, 3/15/19 (Pre-refunded 3/15/12)
2,095	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AAA	2,275,463
	Series 1994, 8.000%, 11/01/09 – MBIA Insured (Alternative Minimum Tax) (ETM)
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AAA	1,756,112
	5.000%, 1/01/20 (ETM)
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AAA	8,662,123
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
3,480	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	3,823,789
	10/01/24 (Pre-refunded 10/01/10)
2,520	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (4)	2,781,173
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

39,395	Total U.S. Guaranteed			43,241,492

	Utilities – 9.7% (6.4% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,100	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	3,282,094
3,100	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AAA	3,270,810
500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	517,870
	5.000%, 12/01/35 – CIFG Insured
2,300	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	2,310,649
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
2,500	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard	10/08 at 102.00	BBB–	2,417,925
	Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	2,011,200
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
4,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	4,156,120
820	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	AAA	878,761
	11/15/19 – FGIC Insured
4,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	1/09 at 101.00	N/R	3,676,760
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)

22,320	Total Utilities			22,522,189

	Water and Sewer – 5.6% (3.7% of Total Investments)
2,495	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	2,678,707
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	2,156,320
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
2,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AA+	2,392,365
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F:
1,345	5.250%, 11/15/19	11/12 at 100.00	AAA	1,446,736
4,060	5.250%, 11/15/20	11/12 at 100.00	AAA	4,367,098

12,125	Total Water and Sewer			13,041,226

$ 339,130	Total Investments (cost $342,896,106) – 151.9%			353,671,321

	Floating Rate Obligations – (1.8)%			(4,200,000)

	Other Assets Less Liabilities – 3.3%			7,624,434

	Preferred Shares, at Liquidation Value – (53.4)%			(124,300,000)

	Net Assets Applicable to Common Shares – 100%			$232,795,755

Forward Swaps outstanding at December 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$2,750,000	Pay	3-Month USD-LIBOR	5.902%	Semi-Annually	7/01/08	7/01/33	$340,381

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by
AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of December 31,
2007. During December 2007, at least one rating agency reduced the rating for ACA bonds to CCC.
Subsequent to December 31, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for FGIC-insured bonds to A3. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below
AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2007, the cost of investments was $338,330,637.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$12,998,064
Depreciation	(1,857,352)

Net unrealized appreciation (depreciation) of investments	$11,140,712

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Performance Plus Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         February 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        February 29, 2008

* Print the name and title of each signing officer under his or her signature.